Consolidated Balance Sheet (Parenthetical)	Mar. 20, 2023 $ / shares	Mar. 16, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Series A-1 convertible preferred shares, par value per share | (per share)			$ 0.001	£ 0.001
Series A-1 convertible preferred shares, shares authorized			125,000	125,000
Series A-1 convertible preferred shares, shares issued			125,000	125,000
Series A-1 convertible preferred shares, shares outstanding			125,000	125,000
Ordinary Shares, par value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.001
Ordinary Shares, shares authorized		300,000,000	17,437	17,437
Ordinary Shares, shares issued			3,548	3,548
Ordinary Shares, shares outstanding			3,548	3,548